Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,
(in thousands)	2023	2022

Prepaid expenses	$1,107	$1,439
Tax authorities	116	522
Others	113	125
	$1,336	$2,086